Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property and Equipment [Abstract]
Schedule of property and equipment
		December 31,
	Lives	2015

Equipment	5 years	$23,044
Office equipment	7 years	3,724
Leasehold improvements	5 years	1,585
Less: accumulated depreciation		(7,535)
Property and equipment, net		$20,818